Offerings - Offering: 1	Apr. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares, par value 2.50 euros per share
Amount Registered | shares	1,900,000
Proposed Maximum Offering Price per Unit	59.25
Maximum Aggregate Offering Price	$ 112,575,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 17,235.23
Offering Note	Note 1.a - The Shares being registered under this registration statement may be represented by the Registrant's American Depositary Shares. Each American Depositary Share represents one Share. Note 1.b - The maximum number of Shares to be delivered in the form of Shares or American Depositary Shares that may be offered under the TotalEnergies Holdings USA, Inc. 2025 Employee Shareholder Plan. Pursuant to Rule 416(c) under the Securities Act of 1933, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plan(s) described herein. Note 1.c - Estimated solely for the purposes of computing the amount of the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act of 1933, based upon the average of the high and low prices of the Registrant's American Depositary Share reported on The New York Stock Exchange on April 23, 2025, which date is within five business days prior to filing this Registration Statement. Note 1.d - See "Table 2: Fee Offset Claims and Sources" to this Exhibit 107 for information related to the fee offset.